Prepaid Expenses and Other Current Assets (Details Narrative) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid expenses	¥ 96,691	¥ 6,850